Fair Value Measurement (Carrying Amounts and Estimated Fair Values of Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible bonds	¥ 30,119	¥ 30,149
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	1,773	3,272
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	1,773	3,272
Long-term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Corporate bonds (Including current portion)	25,000	25,000
Convertible bonds	30,119	30,149
Corporate bonds (Including current portion), Fair value	25,024	24,975
Convertible bonds, Fair value	¥ 33,555	¥ 31,518